2015 PRIVATE PLACEMENT FINANCING - Additional Information (Details)								1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2020 shares	Jun. 22, 2020 USD ($) shares	Jun. 04, 2020 $ / shares shares	Jun. 03, 2020 USD ($) $ / shares	Jul. 02, 2015 USD ($) shares	Jul. 02, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Nov. 30, 2020	Jun. 21, 2020 $ / shares	Jun. 02, 2020 $ / shares	Dec. 31, 2017 $ / shares
Private Placement [Line Items]
Proceeds from exercise of warrants | $										$ 932,728	$ 0
2015 Investors [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues					454,387	454,387		13,936,367		454,387
Proceeds from Issuance of Common Stock | $					$ 100,000	$ 100,000		$ 3,066,000
Series D Warrants [Member]
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.25
Percentage of Shares Purchased by Investors									100.00%	100.00%
2015 Private Placement [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues							14,390,754	13,936,367
Share Price | $ / shares							$ 0.22	$ 0.22
Proceeds from Issuance of Common Stock | $							$ 3,200,000
2015 Private Placement [Member] | Keyes Sulat Agreement
Private Placement [Line Items]
Common Stock Issuance Upon Exercise Of Warrants		454,546
2015 Private Placement [Member] | Series D Warrants [Member]
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.18			$ 0.25	$ 0.25			$ 0			$ 0.25
Proceeds from exercise of warrants | $				$ 850,000						$ 932,728
Percentage of increase in ownership interest as a result of reduction in exercise price of warrant				4.90%
Common Stock Issuance Upon Exercise Of Warrants			4,727,273							5,181,819
Non cash interest | $									$ 220,000	$ 220,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											0
Number of warrants expired										3,792,570
2015 Private Placement [Member] | Series J warrant
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.25
Common Stock Issuance Upon Exercise Of Warrants	3,375,000		3,545,454
Exercise term of warrants	30 months		1 year									1 year
2015 Private Placement [Member] | Series J warrant | Keyes Sulat Agreement
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.25
Proceeds from exercise of warrants | $		$ 82,000
Common Stock Issuance Upon Exercise Of Warrants		340,910
Exercise term of warrants		1 year
Measurement Input, Price Volatility [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input									88.15	88.15
Measurement Input, Risk Free Interest Rate [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input									0.16	0.16
Measurement Input, Expected Forfeiture Rate [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input									0	0
Measurement Input, Expected Dividend Rate [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input									0	0
Measurement Input, Expected Term [Member]
Private Placement [Line Items]
Derivative Liability, Measurement Input									1.08	1.08